UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31  2001
                                                -------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------

         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------
Title:                 President
                  --------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska        February 14, 2002
------------------------     --------------------    --------------------
  Signature                    City, State            Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                                -----------------

Form 13F Information Table Entry Total:            75
                                                -----------------

Form 13F Information Table Value Total:         $6,431,478
                                                -----------------
                                                     (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                           31-Dec-01
13F FILE NO. 28-3062

                                                     FORM 13F INFORMATION TABLE


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          COLUMN 1                   COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING
       NAME OF ISSUER                TITLE OF CLASS   CUSIP       (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


LORAL SPACE & COMMUNICATIONS         COM              G56462107     7,585      2,536,900 SH          Sole       N/A        Sole
AT&T CORP                            COM              001957109   249,955     13,779,200 SH          Sole       N/A       Shared
AT&T WIRELESS SVCS INC               COM              00209A106    62,059      4,318,619 SH          Sole       N/A        Sole
ADELPHIA COMMUNICATIONS CORP         CL A             006848105   285,519      9,157,111 SH          Sole       N/A       Shared
ALLTEL CORP                          COM              020039103   235,790      3,819,700 SH          Sole       N/A       Shared
AMERICAN EXPRESS CO                  COM              025816109    22,770        638,000 SH          Sole       N/A       Shared
AMERICREDIT CORP                     COM              03060R101    15,983        506,600 SH          Sole       N/A        Sole
ARCHSTONE SMITH TR                   COM              039583109    84,439      3,210,605 SH          Sole       N/A       Shared
ASTORIA FINL CORP                    COM              046265104    22,888        865,000 SH          Sole       N/A        Sole
BERKSHIRE HATHAWAY INC DEL           CL A             084670108   192,251          2,543 SH          Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL           CL B             084670207   269,051        106,555 SH          Sole       N/A        Sole
BIG LOTS INC                         COM              089302103    67,890      6,527,900 SH          Sole       N/A        Sole
CAPITAL AUTOMOTIVE REIT              COM SH BEN INT   139733109    42,565      2,140,000 SH          Sole       N/A        Sole
CAPITAL ONE FINL CORP                COM              14040H105    23,409        433,900 SH          Sole       N/A        Sole
CATELLUS DEV CORP                    COM              149111106   115,730      6,289,700 SH          Sole       N/A        Sole
CENTENNIAL COMMUNCTNS CORP NEW       CL A NEW         15133V208    25,724      2,512,127 SH          Sole       N/A        Sole
CITIZENS COMMUNICATIONS CO           COM              17453B101   291,434     27,339,000 SH          Sole       N/A       Shared
COMCAST CORP                         CL A SPL         200300200    99,000      2,750,000 SH          Sole       N/A       Shared
CORECOMM LTD NEW                     COM              21869Q108       108        677,375 SH          Sole       N/A        Sole
COUNTRYWIDE CR INDS INC DEL          COM              222372104   165,842      4,047,900 SH          Sole       N/A        Sole
DAILY JOURNAL CORP                   COM              233912104     2,554        114,800 SH          Sole       N/A        Sole
DISNEY WALT CO                       COM DISNEY       254687106    70,448      3,400,000 SH          Sole       N/A        Sole
EQUITY OFFICE PROPERTIES TRUST       COM              294741103     2,106         70,000 SH          Sole       N/A       Shared
EXTENDED STAY AMER INC               COM              30224P101    37,172      2,266,600 SH          Sole       N/A        Sole
FEDERAL HOME LN MTG CORP             COM              313400301     5,069         77,500 SH          Sole       N/A        Sole
FEDERAL NATL MTG ASSN                COM              313586109     8,061        101,400 SH          Sole       N/A        Sole
FOREST CITY ENTERPRISES INC          CL A             345550107    47,448      1,226,050 SH          Sole       N/A        Sole
GABELLI GLOBAL MULTIMEDIA TR         COM              36239Q109     1,650        183,118 SH          Sole       N/A        Sole
GILLETTE CO                          COM              375766102     5,464        163,600 SH          Sole       N/A        Sole
GOLDEN ST BANCORP INC                COM              381197102   187,550      7,172,100 SH          Sole       N/A        Sole
GREENPOINT FINL CORP                 COM              395384100   173,448      4,851,700 SH          Sole       N/A        Sole
HANOVER CAP MTG HLDGS INC            COM              410761100     6,208        776,000 SH          Sole       N/A        Sole
HARRAHS ENTMT INC                    COM              413619107    14,982        404,800 SH          Sole       N/A        Sole
HILTON HOTELS CORP                   COM              432848109   262,598     24,047,400 SH          Sole       N/A       Shared
HOST MARRIOTT CORP NEW               COM              44107P104   262,312     29,145,800 SH          Sole       N/A       Shared
IMPERIAL CR INDS INC                 COM              452729106     3,232      7,025,500 SH          Sole       N/A        Sole
INSIGHT COMMUNICATIONS INC           CL A             45768V108   106,008      4,387,735 SH          Sole       N/A        Sole
INSURANCE AUTO AUCTIONS INC          COM              457875102    24,725      1,704,000 SH          Sole       N/A        Sole
INTELLIGENT SYS CORP NEW             COM              45816D100     1,341        439,766 SH          Sole       N/A        Sole
LABOR READY INC                      COM NEW          505401208    25,173      4,926,300 SH          Sole       N/A        Sole
LEVEL 3 COMMUNICATIONS INC           COM              52729N100     8,798      1,759,500 SH          Sole       N/A        Sole
LIBERTY MEDIA CORP NEW               COM SER A        530718105   467,635     33,402,480 SH          Sole       N/A       Shared
LINCARE HLDGS INC                    COM              532791100    12,812        447,200 SH          Sole       N/A        Sole
LYNCH CORP                           COM              551137102       990         55,000 SH          Sole       N/A        Sole
LYNCH INTERACTIVE CORP               COM              551146103     7,107        103,000 SH          Sole       N/A        Sole
MAIL-WELL INC                        COM              560321200    53,423     13,030,100 SH          Sole       N/A       Shared
NORTH FORK BANCORPORATION NY         COM              659424105    90,145      2,817,900 SH          Sole       N/A        Sole
NORTHERN TR CORP                     COM              665859104     3,854         64,000 SH          Sole       N/A        Sole
NOVASTAR FINL INC                    COM              669947400    23,113      1,290,533 SH          Sole       N/A        Sole
ORBITAL SCIENCES CORP                COM              685564106    10,610      2,568,900 SH          Sole       N/A        Sole
PMI GROUP INC                        COM              69344M101        20            300 SH          Sole       N/A        Sole
PAPA JOHNS INTL INC                  COM              698813102    22,858        831,800 SH          Sole       N/A        Sole
PARK PL ENTMT CORP                   COM              700690100   315,174     34,370,100 SH          Sole       N/A       Shared
PRUDENTIAL FINL INC                  COM              744320102    13,276        400,000 SH          Sole       N/A        Sole
QUANEX CORP                          COM              747620102    25,173        889,500 SH          Sole       N/A        Sole
QWEST COMMUNICATIONS INTL INC        COM              749121109   353,076     24,987,700 SH          Sole       N/A       Shared
REDWOOD TR INC                       COM              758075402    67,932      2,803,616 SH          Sole       N/A        Sole
REDWOOD TR INC                       PFD CV B%9.74    758075600     3,598        114,600 SH          Sole       N/A        Sole
RESOURCE BANCSHARES MTG GROUP        COM              761197102    12,033      1,050,029 SH          Sole       N/A        Sole
RURAL CELLULAR CORP                  CL A             781904107     7,986        358,900 SH          Sole       N/A        Sole
SAVOY PICTURES ENTMT INC             SUB DB CONV 7%03 805375AA0     5,572      5,600,000 SH          Sole       N/A        Sole
SIX FLAGS INC                        COM              83001P109   179,883     11,695,900 SH          Sole       N/A       Shared
SPRINT CORP                          COM FON GROUP    852061100    60,039      2,990,000 SH          Sole       N/A       Shared
TELEPHONE & DATA SYS INC             COM              879433100   247,674      2,759,600 SH          Sole       N/A       Shared
US BANCORP DEL                       COM NEW          902973304   163,526      7,812,999 SH          Sole       N/A       Shared
UNITED STATES CELLULAR CORP          COM              911684108     4,489         99,200 SH          Sole       N/A        Sole
VALASSIS COMMUNICATIONS INC          COM              918866104   120,821      3,391,950 SH          Sole       N/A        Sole
VORNADO RLTY TR                      SH BEN INT       929042109    52,000      1,250,000 SH          Sole       N/A        Sole
WAL MART STORES INC                  COM              931142103     4,431         77,000 SH          Sole       N/A       Shared
WASHINGTON MUT INC                   COM              939322103   270,851      8,282,901 SH          Sole       N/A        Sole
WASHINGTON POST CO                   CL B             939640108   159,000        300,000 SH          Sole       N/A        Sole
WELLS FARGO & CO NEW                 COM              949746101     6,959        160,160 SH          Sole       N/A        Sole
WESTERN RES INC                      COM              959425109   113,143      6,578,100 SH          Sole       N/A        Sole
WESTERN WIRELESS CORP                CL A             95988E204     8,735        309,200 SH          Sole       N/A        Sole
WORLDCOM INC GA NEW                  WRLDCOM GP COM   98157D106     7,201        511,450 SH          Sole       N/A       Shared
                                                                ------------------------
                                   75                           6,431,478    357,306,522
